Financial instruments, Fair value (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Financial assets [Abstract]
Financial assets, carrying amount	R$ 985,481	R$ 877,353
Financial assets, fair value	985,481	877,353
Financial liabilities [Abstract]
Financial liabilities, carrying amount	1,793,510	1,708,558
Financial liabilities, fair value	1,793,510	1,708,558
Loans and Financing [Member] | Amortized Cost [Member] | Level 2 [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	560,692	385,514
Financial liabilities, fair value	560,692	385,514
Trade Accounts Payable [Member] | Amortized Cost [Member] | Level 2 [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	136,607	128,113
Financial liabilities, fair value	136,607	128,113
Debentures [Member] | Amortized Cost [Member] | Level 2 [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	942,088	1,068,979
Financial liabilities, fair value	942,088	1,068,979
Loans from Related Parties [Member] | Amortized Cost [Member] | Level 2 [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	70,017	44,904
Financial liabilities, fair value	70,017	44,904
Accounts Payable from Land and Others Asset Acquisition [Member] | Amortized Cost [Member] | Level 2 [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	15,317	19,377
Financial liabilities, fair value	15,317	19,377
Put Option on the Company's shares [Member] | Fair Value Through Profit or Loss [Member] | Level 3 [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	40,266	37,884
Financial liabilities, fair value	40,266	37,884
Obligations Relating to Discontinued Operation [Member] | Amortized Cost [Member] | Level 2 [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	28,523	23,787
Financial liabilities, fair value	28,523	23,787
Cash And Cash Equivalents [Member] | Amortized Cost [Member] | Level 1 [Member]
Financial assets [Abstract]
Financial assets, carrying amount	27,588	84,687
Financial assets, fair value	27,588	84,687
Marketable Securities [Member] | Amortized Cost [Member] | Level 2 [Member]
Financial assets [Abstract]
Financial assets, carrying amount	42	42
Financial assets, fair value	42	42
Trade Accounts Receivable [Member] | Amortized Cost [Member] | Level 2 [Member]
Financial assets [Abstract]
Financial assets, carrying amount	799,267	778,106
Financial assets, fair value	799,267	778,106
Receivables from Related Parties [Member] | Amortized Cost [Member] | Level 2 [Member]
Financial assets [Abstract]
Financial assets, carrying amount	15,822	14,518
Financial assets, fair value	R$ 15,822	R$ 14,518